FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of Sensitivity Analysis for Types of Market Risk	If interest rates had been 1% higher or lower, with all other variables held constant, interest expense would have increased (decreased) by:

For the years ended December 31	2023		2022
(in thousands of U.S. dollars)	1% increase	1% decrease	1% increase	1% decrease

Interest expense	$1,495	$(15,102)	14,736	(15,711)
The impact of a 1% increase or decrease in the Canadian dollar exchange rate would have increased (decreased) debt by:

For the years ended December 31	2023		2022
(in thousands of U.S. dollars)	1% increase	1% decrease	1% increase	1% decrease

Debt	$579	$(579)	$339	$(339)

Disclosure of Maturity Analysis for Derivative Financial Liabilities
The following tables present the contractual maturities of the Company’s financial liabilities at December 31, 2023 and December 31, 2022, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2023	Due on demand and in 2024	From 2025 to 2026	From 2027 to 2028	2029 and thereafter	Total
Liabilities
Debt(1)	$309,116	$2,995,746	$2,554,837	$—	$5,859,699
Other liabilities	—	14,647	11,286	14,402	40,335
Limited partners' interests in single-family rental business	—	915,983	1,106,088	278,223	2,300,294
Derivative financial instruments	—	—	—	53,788	53,788
Due to Affiliate	—	—	—	295,325	295,325
Amounts payable and accrued liabilities	150,221	—	—	—	150,221
Resident security deposits	85,196	—	—	—	85,196
Dividends payable	15,856	—	—	—	15,856
Total	$560,389	$3,926,376	$3,672,211	$641,738	$8,800,714
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.

(in thousands of U.S. dollars)
As at December 31, 2022	Due on demand and in 2023	From 2024 to 2025	From 2026 to 2027	2028 and thereafter	Total
Liabilities
Debt(1)	$757,135	$1,949,405	$2,529,240	$542,457	$5,778,237
Other liabilities	—	10,370	8,620	15,534	34,524
Limited partners' interests in single-family rental business	—	—	851,416	845,456	1,696,872
Derivative financial instruments	—	—	—	51,158	51,158
Due to Affiliate	—	—	—	295,325	295,325
Amounts payable and accrued liabilities	138,273	—	—	—	138,273
Resident security deposits	79,864	—	—	—	79,864
Dividends payable	15,861	—	—	—	15,861
Total	$991,133	$1,959,775	$3,389,276	$1,749,930	$8,090,114
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
The scheduled principal repayments and debt maturities are as follows, reflecting the maturity dates after all extensions have been exercised:

(in thousands of U.S. dollars)	Single-family rental borrowings	Canadian development properties borrowings	Corporate borrowings	Total

2024	$296,256	$236	$12,624	$309,116
2025	717,462	15,988	170,000	903,450
2026	2,063,519	28,777	—	2,092,296
2027	936,535	—	—	936,535
2028 and thereafter	1,618,302	—	—	1,618,302
	5,632,074	45,001	182,624	5,859,699
Transaction costs (net of amortization)				(50,173)
Debt discount (net of amortization)				(31,526)
Total debt				$5,778,000
The future repayments of principal and interest on financial liabilities are as follows, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2023	Due on demand and in 2024	From 2025 to 2026	From 2027 to 2028	2029 and thereafter	Total
Principal
Debt(1),(2)	$309,116	$2,995,746	$2,554,837	$—	$5,859,699
Due to Affiliate(4)	—	—	—	295,325	295,325
Interest
Debt(1),(3)	274,567	378,948	159,023	—	812,538
Due to Affiliate(4)	16,981	33,962	37,375	100,771	189,089
Total	$600,664	$3,408,656	$2,751,235	$396,096	$7,156,651
(1) Certain mortgages' principal and interest repayments were translated to U.S. dollars at the period-end exchange rate.
(2) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise, where appropriate, the extension options available on all loans.
(3) For floating-rate debt facilities, the future interest payments are calculated using the prevailing floating interest rates at the period-end date.
(4) Reflects the contractual maturity date of September 3, 2032.

Disclosure of Net Liabilities
The details of the net liabilities are shown below:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Cash	$170,739	$204,303
Restricted cash	49,618	—
Amounts receivable	27,962	24,984
Prepaid expenses and deposits	23,635	37,520
Current assets	271,954	266,807

Amounts payable and accrued liabilities	150,221	138,273
Resident security deposits	85,196	79,864
Dividends payable	15,856	15,861
Current portion of long-term debt	309,116	757,135
Current liabilities	560,389	991,133

Net current liabilities	$(288,435)	$(724,326)